CHANGE IN PRESENTATION CURRENCY (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 CAD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Disclosure of operating segments [line items]
Total assets	$ 102,627,862	$ 93,793,897		$ 63,108,377
Total liabilities	33,832,948	32,337,647		25,580,413
Equity	$ 68,794,914	61,456,250		37,527,964		$ 37,527,964	$ 38,833,196
Reported [Member]
Disclosure of operating segments [line items]
Total assets			$ 125,937,065		$ 87,341,992
Total liabilities			43,419,758		35,403,293
Equity			$ 82,517,307		$ 51,938,699
Presentation Currency Change [Member]
Disclosure of operating segments [line items]
Total assets		32,143,168		24,233,615
Total liabilities		11,082,111		9,822,880
Equity		$ 21,061,057		$ 14,410,735